Trade and Other Receivables (Details) - Schedule of trade and other receivables - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade and other receivables [Abstract]
Trade receivables	£ 14,796	£ 7,243	£ 291
Prepayments	28,124	20,278	10,260
Contract assets	3,451	599	8
VAT recoverable	30,499	4,533	4,983
Other receivables	10,982	4,216	1,687
Total trade and other receivables	87,852	36,869	17,229
Current	77,884	29,358	13,255
Non-current	£ 9,968	£ 7,511	£ 3,974